Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2014
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,776,643	60,404,242

Effect of dilutive share options outstanding	1,449,154	919,352
Weighted average number of ordinary shares for diluted net income per ordinary share	63,225,797	61,323,594